Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 22, 2017
Registrant Name	Dreyfus Intermediate Municipal Bond Fund, Inc.
Central Index Key	0000718935
Amendment Flag	false
Document Creation Date	Nov. 22, 2017
Document Effective Date	Nov. 22, 2017
Prospectus Date	Sep. 29, 2017
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Prospectus:
Trading Symbol	DITEX